7. SUBORDINATED DEBT: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2022	$4,551,559	$14,529,492
2023	6,816,867	8,784,519
2024	7,919,592	3,251,988
2025	10,404,326	3,126,345
	$29,692,344	$29,692,344